U.S. GLOBAL LEADERS GROWTH FUND
                   SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

                        SUPPLEMENT DATED AUGUST 10, 2001
                      TO PROSPECTUS DATED OCTOBER 27, 2000


Effective August 13, 2001, American Data Services, Inc. will be relocating the Transfer Agency operations to Omaha, Nebraska. Fund operations will not be affected in any way. However, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below.

U.S. Global Leaders Growth Fund
c/o American Data Services, Inc.
Post Office Box 542007
Omaha, NE 68154-1952

The Transfer Agent's toll-free telephone number is 1-800-282-2340.

Payments by wire transfer should be forwarded to the address noted below:

First National Bank of Omaha
Omaha, NE
ABA# 104000016
U.S. Global Leaders Growth Fund
DDA Account# 22669607
Account name (shareholder name)
Shareholder account number

                           LIGHTHOUSE CONTRARIAN FUND
                   SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

                        SUPPLEMENT DATED AUGUST 10, 2001
                      TO PROSPECTUS DATED DECEMBER 29, 2000


Effective August 13, 2001, American Data Services, Inc. will be relocating the Transfer Agency operations to Omaha, Nebraska. Fund operations will not be affected in any way. However, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below.

Lighthouse Contrarian Fund
c/o American Data Services, Inc.
Post Office Box 542007
Omaha, NE 68154-1952

The Transfer Agent's toll-free telephone number is 1-800-282-2340.

Payments by wire transfer should be forwarded to the address noted below:

First National Bank of Omaha
Omaha, NE
ABA Routing # 104000016
Lighthouse Contrarian Fund
DDA # 22669393
Account name (shareholder name)
Shareholder account number

                            PZENA FOCUSED VALUE FUND
                   SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

                        SUPPLEMENT DATED AUGUST 10, 2001
                       TO PROSPECTUS DATED AUGUST 28, 2000


Effective August 13, 2001, American Data Services, Inc. will be relocating the Transfer Agency operations to Omaha, Nebraska. Fund operations will not be affected in any way. However, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below.

Pzena Focused Value Fund
c/o American Data Services, Inc.
Post Office Box 542007
Omaha, NE 68154-1952

The Transfer Agent's toll-free telephone number is 1-866-811-0217.

Payments by wire transfer should be forwarded to the address noted below:

First National Bank of Omaha
Omaha, NE
ABA Routing # 104000016
Pzena Focused Value Fund
DDA Account # 22669445
Account name (shareholder name)
Shareholder account number